BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

a. Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS accounting standards").

These financial statements were approved for issue by the Company's board of directors on March 25, 2026.

b. Accounting estimates and judgments

The preparation of financial statements in conformity with IFRS accounting standards requires management to exercise judgement in the process of applying its accounting policies and to make estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the date of the financial statements and the reported amounts of income and expenses during the period.  Actual results could differ from those estimates. Differences may be material.

The Company is required to make significant judgements in assessing whether there are any indicators of impairment relating to its exploration and evaluation asset. If any such indicator exists, then an impairment test is performed by management. Indicators of impairment may include (i) the period for which the entity has the right to explore in the specific area has expired during the year or will expire; (ii) substantive expenditures on further exploration for the evaluation of mineral resources in the specific area is neither budgeted nor planned; (iii) sufficient data exists to support that extracting the resources will not be technically feasible or commercially viable; and (iv) development or sale of a specific area is unlikely to recover existing exploration and evaluation asset costs. If any of these indicators are present, management would need to assess whether the exploration and evaluation asset should be impaired. There are no indicators of impairment as of December 31, 2025.

Judgment is required in assessing whether a mineral property is in the exploration and evaluation phase and should be classified as an exploration and evaluation asset or if the exploration and evaluation phase has been completed and the mineral property should be reclassified as property and equipment. We determined that although a feasibility study for the Casino Project has been completed, the Company has not yet received the necessary licenses and permits required to consider the exploration and evaluation stage to have been completed.